Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2023
Commitments and Contingencies [Abstract]
Schedule of Commitments for Minimum Lease Payment Under these Operating Leases	The Company’s commitments for minimum lease payment under these operating leases as of December 31, 2023 are as follows:
Twelve months ending December 31,	Minimum lease payment
2024	$11,522
Total undiscounted liabilities	11,522
Less: Imputed interest	45
Total lease liabilities	$11,477